Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Schedule of reconciliation of the differences between the statutory and effective tax expenses

	2018	2017
Loss attributed to PRC	$(252,416)	$(127,120)
Loss attributed to US and other intermediate holding companies	(56,760)	(52,447)
Loss before tax	(309,176)	(179,567)

PRC Statutory Tax at 25% Rate	-	-
Effect of difference between PRC tax basis and US GAAP	-	-
Income tax	$-	$-

	December 31	December 31
	2017	2016
Loss attributed to PRC	$(444,889)	$(783,688)
Loss attributed to US and other intermediate holding companies	(299,789)	(124,731)
Loss before tax	(744,678)	(908,419)

PRC Statutory Tax at 25% Rate	-	-
Effect of difference between PRC tax basis and US GAAP	1,440	342
Income tax	$1,440	$342

Schedule of difference between the U.S. federal statutory income tax rate and the Company's effective tax rate
	2018	2017
U.S. federal statutory income tax rate	21%	34%
Lower rates in PRC, net	(9)%	(9)%
Effects of tax basis differences	(12)%	(25)%
Effective tax rate	-%	-%

	December 31	December 31
	2017	2016
U.S. federal statutory income tax rate	34%	34%
Lower rates in PRC, net	(9)%	(9)%
Effects of tax basis differences	(25)%	(25)%
The Company’s effective tax rate	(0)%	(0)%

Schedule of earliest tax years that remain subject to examination by major jurisdiction
December 31, 2017
U.S. Federal	2011
China	2013